Note 3 - Property and Equipment (Details) (USD $)	6 Months Ended		12 Months Ended		208 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jan. 02, 2013	Dec. 31, 2012 Mold Production Payments [Member]	Nov. 30, 2012 Mold Production Payments [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Jan. 02, 2013 Mold Production Payments [Member]	Dec. 31, 2011 Mold Production Payments [Member]	Dec. 31, 2012 Medical Investment Group (MIG) [Member]
Note 3 - Property and Equipment (Details) [Line Items]
Depreciation	$ 42,133	$ 43,234	$ 86,467	$ 69,008
Asset Impairment Charges				878,276	4,570,007		50,000	710,000	710,000
Property, Plant and Equipment, Gross	446,382		446,382	446,382	446,382		50,000		50,000	10,000	760,000
Prepayment Write Off									80,000
Gain Contingency, Unrecorded Amount						$ 770,000						$ 770,000